Loss from Construction Contract Recission (Details) - USD ($) $ in Thousands		2 Months Ended	12 Months Ended
	Oct. 29, 2015	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 25, 2013
Property, Plant and Equipment [Line Items]
Payments to acquire property, plant, and equipment			$ 181,458	$ 1,136,205	$ 876,142
Property and equipment, net		$ 5,143,556	5,143,556	5,431,823
Loss on contract termination for default			40,155	$ 0	$ 0
SHI
Property, Plant and Equipment [Line Items]
Loss on contract termination for default			40,200
SHI | Drillship under Construction
Property, Plant and Equipment [Line Items]
Aggregate purchase price of vessels under construction						$ 517,500
Construction in progress	$ 315,700
Payments to acquire property, plant, and equipment	$ 181,100
Accrued interest for advanced payments on contract termination for default		21,400
Property and equipment, net		75,000	$ 75,000
Loss on contract termination for default		$ 2,000